Reporting Entity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IsoEnergy Ltd. [member]
Disclosure of reporting entity [line items]
Proportion of ownership interest in subsidiary	52.03%	53.35%